Before you invest, you may want to review the Fund’s prospectus and statement of additional information, which contain more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information and other information about the Fund online at www.managersinvest.com/prospectus_annual_reports. You can also get this information at no cost by calling 800/835-3879 or by sending an e-mail request to shareholderservices@managersinvest.com. The current prospectus and statement of additional information, dated September 27, 2010, as supplemented August 10, 2011, are incorporated by reference into this summary prospectus.

INVESTMENT OBJECTIVE

The Managers Cadence Mid-Cap Fund’s (the “Fund” or “Mid-Cap Fund”) investment objective is to seek growth of capital.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	P Class	Administrative Class	D Class
Management Fee	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	None	None	None	0.25%
Other Expenses[1]	0.38%	0.48%	0.63%	0.53%
Total Annual Fund Operating Expenses	0.83%	0.93%	1.08%	1.23%
Fee Waiver and Expense Reimbursements[2]	(0.11)%	(0.11)%	(0.11)%	(0.11)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	0.72%	0.82%	0.97%	1.12%

1 “Other Expenses” have been adjusted as necessary from amounts incurred during the Predecessor Fund’s (as defined on the next page) most recent fiscal year to reflect current fees and expenses.

2 Managers Investment Group LLC (“Managers” or the “Investment Manager”) has contractually agreed, through at least November 1, 2012, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest, shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 0.72% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated by mutual agreement between the Investment Manager and the Fund’s Board of Trustees.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through November 1, 2012. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$74	$240	$436	$1,002
P Class	$84	$272	$491	$1,120
Administrative Class	$99	$319	$572	$1,295
D Class	$114	$366	$652	$1,467

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the predecessor to the Fund, the Allianz CCM Mid-Cap Fund, a series of Allianz Funds (the “Predecessor Fund”), had a portfolio turnover rate of 107% of the average value of its portfolio. The Predecessor Fund has historically experienced high portfolio turnover.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of U.S. companies with medium market capitalizations. The Fund primarily invests in common stocks of mid-capitalization companies. Cadence Capital Management LLC (“Cadence” or the “Subadvisor”) employs a “growth-at-a-reasonable-price” (GARP) investment philosophy, allowing the team to invest in companies that exhibit both growth and value characteristics. The Fund currently defines medium market capitalization companies as those with a market capitalization within the market capitalization range of the companies represented in the Russell Midcap® Index (between $1.3 billion and $14.1 billion as of the latest reconstitution of the Index on May 31, 2010). The team ranks the stocks in this universe based on a series of growth

SUM042-0811

MANAGERS CADENCE MID-CAP FUND SUMMARY PROSPECTUS

criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets, earnings quality, and improvements in return on equity, and a series of value criteria, such as price-to-earnings ratios and free cash flow relative to enterprise value. The Subadvisor then subjects the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The Fund may invest a portion of its assets in real estate investment trusts (REITs). Generally, the Fund will hold between approximately 70-95 securities.

PRINCIPAL RISKS

There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Below are some of the risks of investing in the Fund.

Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Mid-Capitalization Stock Risk—the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Real Estate Industry Risk—investments in the Fund may be subject to many of the same risks as a direct investment in real estate; in addition, equity REITs may be affected by changes in the value of their underlying properties.

Sector Risk—companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

PERFORMANCE

The performance information shown in the bar chart for the Fund’s Institutional Class shares is that of the Predecessor Fund, which was reorganized into the Fund on or about September 24, 2010, and was managed by Cadence with the same investment objective and substantially similar investment strategies as those of the Fund. The performance information shown in the table for Class P shares of the Fund is based on the prior performance of the Institutional Class shares and has been adjusted to reflect the higher operating expenses applicable to Class P shares.

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broadly based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain performance information for the Fund please visit www.managersinvest.com or call 1.800.835.3879.

Calendar Year Total Returns as of 12/31/09 (Institutional Class)

Best Quarter: 23.82% (1st Quarter 2000)

Worst Quarter: -26.34% (4th Quarter 2008)

2	Managers Investment Group

MANAGERS CADENCE MID-CAP FUND SUMMARY PROSPECTUS

Average Annual Total Returns as of 12/31/09

Managers Cadence Mid-Cap Fund	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	25.70%	0.12%	2.63%
Institutional Class Return After Taxes on Distributions	25.70%	-0.63%	1.26%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	16.70%	0.09%	1.71%
P Class Return Before Taxes	25.65%	0.03%	2.54%
Administrative Class Return Before Taxes	25.39%	-0.12%	2.37%
D Class Return Before Taxes	25.21%	-0.27%	2.24%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)	46.29%	2.40%	-0.52%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for Class P, Administrative Class and Class D shares will vary.

PORTFOLIO MANAGEMENT

Investment Manager

Managers Investment Group LLC

Subadvisor

Cadence Capital Management LLC (“Cadence”)

Portfolio Managers

William B. Bannick

Managing Director, Chief Investment Officer and Executive Vice President of Cadence;

Portfolio Manager of the Fund and the Predecessor Fund since 1992.

Robert L. Fitzpatrick

Managing Director of Cadence;

Portfolio Manager of the Fund and the Predecessor Fund since 2004.

Michael J. Skilllman

Managing Director and Chief Executive Officer of Cadence;

Portfolio Manager of the Fund and the Predecessor Fund since 2006.

Robert E. Ginsberg

Portfolio Manager of Cadence;

Portfolio Manager of the Fund since 08/11.

BUYING AND SELLING FUND SHARES

Initial Investment Minimum

Institutional Class, Class P and Administrative Class

Regular Account: $2,500,000

Individual Retirement Account: $50,000

Class D

Regular Account: $2,000

Individual Retirement Account: $1,000

Additional Investment Minimum—All Accounts

Institutional Class, Class P and Administrative Class: $1,000

Class D: $100

To Place Orders

Mail:

Managers

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9769

Providence, RI 02940-9769

Phone: 1.800.548.4539

TRANSACTION POLICIES

You may sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly to the Fund. Shares may be sold or exchanged by mail, by phone, online at www.managersinvest. com, or by bank wire (if bank wire instructions are on file for your account).

TAX INFORMATION

The Fund intends to make distributions that are taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. Special rules apply to investments through such tax-advantaged plans. If your investment is through such a plan, you should consult your tax adviser to determine the suitability of the Fund as an investment through your plan and the tax treatment of distributions to you (including distributions of amounts attributable to an investment in the Fund) from the plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Managers Investment Group	3

Before you invest, you may want to review the Fund’s prospectus and statement of additional information, which contain more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information and other information about the Fund online at www.managersinvest.com/prospectus_annual_reports. You can also get this information at no cost by calling 800/835-3879 or by sending an e-mail request to shareholderservices@managersinvest.com. The current prospectus and statement of additional information, dated September 27, 2010, as supplemented August 10, 2011, are incorporated by reference into this summary prospectus.

INVESTMENT OBJECTIVE

The Managers Cadence Mid-Cap Fund’s (the “Fund” or “Mid-Cap Fund”) investment objective is to seek growth of capital.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest, at least $25,000 in Class A shares of funds offered by the Managers Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 24 of the Fund’s prospectus and “Reductions and Waivers of Sales Charges” on page 46 of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	1.00%[1]	5.00%	1.00%	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R
Management Fee	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%
Other Expenses[2]	0.53%	0.53%	0.49%	0.53%
Total Annual Fund Operating Expenses	1.23%	1.98%	1.94%	1.48%
Fee Waiver and Expense Reimbursements[3]	(0.11)%	(0.11)%	(0.11)%	(0.11)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	1.12%	1.87%	1.83%	1.37%

1 For purchases of Class A shares of $1 million or more that are not assessed a sales charge at the time of purchase, you will be charged a 1% fee on shares redeemed or exchanged for shares not subject to an initial sales charge within the first 18 months of purchase.

2 “Other Expenses” have been adjusted as necessary from amounts incurred during the Predecessor Fund’s (as defined on the next page) most recent fiscal year to reflect current fees and expenses.

3 Managers Investment Group LLC (“Managers” or the “Investment Manager”) has contractually agreed, through at least November 1, 2012, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest, shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 0.72% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated by mutual agreement between the Investment Manager and the Fund’s Board of Trustees.

SUM046-0811

MANAGERS CADENCE MID-CAP FUND SUMMARY PROSPECTUS

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through November 1, 2012. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$683	$920	$1,190	$1,958
Class B	$690	$898	$1,145	$2,001
Class C	$286	$585	$1,024	$2,244
Class R	$139	$444	$785	$1,747

The figures shown above for Class A and Class R shares would be the same whether you sold your shares at the end of a period or kept them. For Class B and Class C shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class B	$190	$598	$1,045	$2,001
Class C	$186	$585	$1,024	$2,244

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the predecessor to the Fund, the Allianz CCM Mid-Cap Fund, a series of Allianz Funds (the “Predecessor Fund”), had a portfolio turnover rate of 107% of the average value of its portfolio. The Predecessor Fund has historically experienced high portfolio turnover.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of U.S. companies with medium market capitalizations. The Fund primarily invests in common stocks of mid-capitalization companies. Cadence Capital Management LLC (“Cadence” or the “Subadvisor”) employs a “growth-at-a-reasonable-price” (GARP) investment philosophy, allowing the team to invest in companies that exhibit both growth and value characteristics. The Fund currently defines medium market capitalization companies as those with a market capitalization within the market capitalization range of the companies represented in the Russell Midcap® Index (between $1.3 billion and $14.1 billion as of the latest reconstitution of the Index on May 31, 2010). The team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets, earnings quality, and improvements in return on equity, and a series of value criteria, such as price-to-earnings ratios and free cash flow relative to enterprise value. The Subadvisor then subjects the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The Fund may invest a portion of its assets in real estate investment trusts (REITs). Generally, the Fund will hold between approximately 70-95 securities.

PRINCIPAL RISKS

There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Below are some of the risks of investing in the Fund.

Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Mid-Capitalization Stock Risk—the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Real Estate Industry Risk—investments in the Fund may be subject to many of the same risks as a direct investment in real estate; in addition, equity REITs may be affected by changes in the value of their underlying properties.

Sector Risk—companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

2	Managers Investment Group

MANAGERS CADENCE MID-CAP FUND SUMMARY PROSPECTUS

PERFORMANCE

The performance information shown in the bar chart for the Fund’s Class A shares is that of the Predecessor Fund, which was reorganized into the Fund on or about September 24, 2010, and was managed by Cadence with the same investment objective and substantially similar investment strategies as those of the Fund. The performance information shown in the table for Class R shares of the Fund is based on the prior performance of the Institutional Class shares (which are offered in a different prospectus) and has been adjusted to reflect the actual sales charges and higher operating expenses applicable to Class R shares.

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broadly based securities market index. Annual returns shown in the bar chart do not reflect sales charges (loads), and if these amounts were reflected, returns would be less than those shown. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain performance information for the Fund please visit www.managersinvest.com or call 1.800.835.3879.

Calendar Year Total Returns as of 12/31/09 (Class A)

Best Quarter: 23.65% (1st Quarter 2000)

Worst Quarter: -26.43% (4th Quarter 2008)

Average Annual Total Returns as of 12/31/09

Managers Cadence Mid-Cap Fund	1 Year	5 Years	10 Years
Class A Return Before Taxes	18.31%	-1.40%	1.65%
Class A Return After Taxes on Distributions	18.31%	-2.17%	0.28%
Class A Return After Taxes on Distributions and Sale of Fund Shares	11.90%	-1.19%	0.88%
Class B Return Before Taxes	19.33%	-1.34%	1.69%
Class C Return Before Taxes	23.31%	-1.02%	1.47%
Class R Return Before Taxes	24.92%	-0.52%	1.91%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)	46.29%	2.40%	-0.52%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares of the Fund. After-tax returns for other share classes will vary.

Managers Investment Group	3

MANAGERS CADENCE MID-CAP FUND SUMMARY PROSPECTUS

PORTFOLIO MANAGEMENT

Investment Manager

Managers Investment Group LLC

Subadvisor

Cadence Capital Management LLC (“Cadence”)

Portfolio Managers

William B. Bannick

Managing Director, Chief Investment Officer and Executive Vice President of Cadence;

Portfolio Manager of the Fund and the Predecessor Fund since 1992.

Robert L. Fitzpatrick

Managing Director of Cadence;

Portfolio Manager of the Fund and the Predecessor Fund since 2004.

Michael J. Skilllman

Managing Director and Chief Executive Officer of Cadence;

Portfolio Manager of the Fund and the Predecessor Fund since 2006.

Robert E. Ginsberg

Portfolio Manager of Cadence;

Portfolio Manager of the Fund since 08/11.

BUYING AND SELLING FUND SHARES

Initial Investment Minimum

Class A, Class B and Class C

Regular Account: $2,000

Individual Retirement Account: $1,000

Additional Investment Minimum—All Accounts

All Classes: $100

Certain benefit plans and financial service firms may establish various minimum investment requirements for Class R shares, if applicable.

To Place Orders

Mail:

Managers

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9769

Providence, RI 02940-9769

Phone: 1.800.548.4539

TRANSACTION POLICIES

You may sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly to the Fund. Shares may be sold or exchanged by mail, by phone, online at www.managersinvest.com, or by bank wire (if bank wire instructions are on file for your account).

TAX INFORMATION

The Fund intends to make distributions that are taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. Special rules apply to investments through such tax-advantaged plans. If your investment is through such a plan, you should consult your tax adviser to determine the suitability of the Fund as an investment through your plan and the tax treatment of distributions to you (including distributions of amounts attributable to an investment in the Fund) from the plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

4	Managers Investment Group